CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Hosting and related services (including related parties amounts of RMB938, RMB7,954 and nil for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 9,949,261	$ 1,422,725	¥ 8,259,069	¥ 7,412,930
Cost of revenues
Hosting and related services (including related parties amounts of RMB50,709, RMB34,153 and RMB40,426 for the years ended December 31, 2023, 2024 and 2025, respectively)	(7,756,772)	(1,109,204)	(6,426,914)	(6,120,445)
Gross profit	2,192,489	313,521	1,832,155	1,292,485
Operating income (expenses)
Operating income	27,755	3,969	114,585	106,273
Sales and marketing expenses	(279,201)	(39,925)	(263,756)	(266,207)
Research and development expenses	(261,133)	(37,342)	(246,612)	(322,220)
General and administrative expenses	(796,861)	(113,950)	(659,030)	(541,850)
Provision for doubtful debt	(102,749)	(14,693)	(107,899)	(368,505)
Impairment of long-lived assets				(506,686)
Impairment of goodwill				(1,364,191)
Total operating expenses	(1,412,189)	(201,941)	(1,162,712)	(3,263,386)
Operating (loss) profit	780,300	111,580	669,443	(1,970,901)
Interest income	37,358	5,342	27,958	41,802
Interest expense	(598,625)	(85,602)	(400,975)	(312,172)
Changes in the fair value of financial instruments	(314,332)	(44,949)	(74,112)	(165,930)
Impairment of long-term investments				(11,166)
Gain on debt extinguishment			246,175
Gain on deconsolidation of a subsidiary	469,838	67,186
Foreign exchange (loss) gain, net	5,523	790	(19,242)	(78,965)
Other income	55,576	7,949	52,728	27,344
Other expenses	(18,433)	(2,636)	(27,290)	(16,086)
(Loss) income before income taxes and gain from equity method investments	417,205	59,660	474,685	(2,486,074)
Income tax expenses	(557,510)	(79,723)	(234,229)	(114,374)
Gain from equity method investments	6,884	984	7,967	3,279
Net (loss) income	(133,421)	(19,079)	248,423	(2,597,169)
Net income attributable to noncontrolling interests	(67,518)	(9,655)	(65,223)	(46,667)
Net income attributable to redeemable noncontrolling interests	(50,903)	(7,279)
Net (loss) income attributable to VNET Group, Inc.	(251,842)	(36,013)	183,200	(2,643,836)
Accretion to redemption value of redeemable noncontrolling interests	(4,929)	(705)
Net loss attributable to the Company's ordinary shareholders	¥ (256,771)	$ (36,718)	¥ 168,122	¥ (2,643,836)
(Loss) earnings per share:
Basic (in dollars per share) | (per share)	¥ (0.16)	$ (0.02)	¥ 0.11	¥ (2.93)
Diluted (in dollars per share) | (per share)	¥ (0.16)	$ (0.02)	¥ 0.02	¥ (2.93)
Shares used in (loss) earning per share computation:
Basic (in shares) | shares	1,612,272,787	1,612,272,787	1,593,594,519	901,143,138
Diluted (in shares) | shares	1,612,272,787	1,612,272,787	1,742,346,367	901,143,138